Organization and Basis of Presentation	9 Months Ended
Sep. 30, 2016
Organization and Basis of Presentation
Organization and Basis of Presentation

1. Organization and Basis of Presentation

First Hawaiian, Inc. (“FHI”), a bank holding company, owns 100% of the outstanding common stock of First Hawaiian Bank (“FHB” or the “Bank”). FHI is a majority-owned, indirect subsidiary of BNP Paribas (“BNPP”), a financial institution based in France.

Reorganization Transactions

In connection with FHI’s initial public offering (“IPO”) in August 2016, BNPP announced its intent to sell a controlling interest in FHI, including its wholly-owned subsidiary FHB, over time, subject to market conditions and other considerations. In order to effect the initial public offering, a series of reorganization transactions (the “Reorganization Transactions”) occurred on April 1, 2016, in which FHI, which was then known as BancWest Corporation (“BancWest”), contributed its subsidiary, Bank of the West (“BOW”), to BNPP. In connection with the Reorganization Transactions, BancWest formed a new bank holding company, BancWest Holding Inc. (“BWHI”), a Delaware corporation and a direct wholly-owned subsidiary of BancWest, and contributed 100% of its interest in BOW, as well as other assets and liabilities not related to FHB, to BWHI. Following the contribution of BOW to BWHI, BancWest distributed its interest in BWHI to BNPP. After the Reorganization Transactions were consummated on April 1, 2016, the continuing business of BancWest consisted of its investment in FHB and the financial operations, assets, and liabilities of BancWest related to FHB. BancWest also amended its certificate of incorporation to change its name to “First Hawaiian, Inc.”, with First Hawaiian Bank remaining the only direct wholly-owned subsidiary of FHI.

On July 1, 2016, in order to comply with the Board of Governors of the Federal Reserve System’s requirement (under Regulation YY) applicable to BNPP that a foreign banking organization with $50 billion or more in U.S. non-branch assets as of June 30, 2015 establish a U.S. intermediate holding company and hold its interest in the substantial majority of its U.S. subsidiaries through the intermediate holding company by July 1, 2016, FHI became an indirect subsidiary of BNP Paribas USA, Inc. (“BNP Paribas USA”), BNPP’s U.S. intermediate holding company. As part of that reorganization, BNPP effected the sale of all shares of FHI to a direct subsidiary of BNP Paribas USA, BancWest Corporation (“BWC”).

On August 4, 2016, FHI’s common stock began trading on the NASDAQ Global Select Market under the ticker symbol “FHB”. On August 9, 2016, FHI completed its initial public offering of 24,250,000 shares of common stock, which included the full exercise of the underwriters’ option to purchase an additional 3,163,043 shares, at $23.00 per share. FHI did not receive any of the proceeds from the sale of the shares by BWC. Upon closing of the initial public offering, BNPP beneficially owned approximately 83% of FHI’s common stock.

Basis of Presentation

For periods prior to April 1, 2016, the financial operations, assets and liabilities of BancWest (now known as FHI) related to FHB (and not BOW) have been combined with FHB and are presented on a basis of accounting that reflects a change in reporting entity as if FHI were a separate stand-alone entity for all periods presented. The unaudited interim consolidated financial statements include allocations of certain FHI or FHB assets as agreed to by the parties and also certain expenses amounting to approximately $5.8 million and $13.1 million for the nine months ended September 30, 2016 and 2015, respectively, specifically applicable to the operations of BancWest (now known as FHI) related to FHB through the date of the Reorganization Transactions. Management believes these allocations are reasonable. Prior to April 1, 2016, the residual revenues and expenses not included in FHI’s unaudited interim consolidated financial statements represent those directly related to BWHI and have not been included in the unaudited interim consolidated financial statements of FHI. These allocated expenses, residual revenues and expenses are not necessarily indicative of the financial position or results of operations of First Hawaiian, Inc. and its consolidated subsidiaries (together, the “Company”) if it had operated as a stand-alone public entity during the reporting periods prior to April 1, 2016 and may not be indicative of the Company’s future results of operations and financial condition.

Upon completion of the Reorganization Transactions on April 1, 2016, the unaudited interim consolidated financial statements of the Company reflected the results of operations, financial position and cash flows of FHI and its wholly-owned subsidiary, FHB. All intercompany account balances and transactions have been eliminated in consolidation.

The accompanying unaudited interim consolidated financial statements and notes thereto should be read in conjunction with the Company’s audited combined financial statements and accompanying notes as of December 31, 2015 and 2014 included in the Company’s Prospectus dated August 3, 2016 and filed with the U.S. Securities and Exchange Commission in accordance with Rule 424(b)(4) of the Securities Act of 1933. In the opinion of management, all adjustments, which consist of normal recurring adjustments necessary for a fair presentation of the interim period consolidated financial information, have been made. Results of operations for interim periods are not necessarily indicative of results to be expected for the entire year.

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates.

Recent Accounting Pronouncements

The following Accounting Standards Updates (“ASU”) have been issued by the Financial Accounting Standards Board (“FASB”) and are applicable to the Company in 2017 or in future periods.

In March 2016, the FASB issued ASU No. 2016-09, Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. This update simplifies various aspects of the accounting for share-based payment transactions, including the income tax consequences, accounting for award forfeitures, and classification on the consolidated statements of cash flows. This update is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. The Company does not believe this guidance will have a material impact on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This update requires an entity to utilize a new impairment model known as the current expected credit loss (“CECL”) model to estimate its lifetime “expected credit loss” on a financial asset and record an allowance that, when deducted from the amortized cost basis of the financial asset, presents the net amount expected to be collected on the financial asset. The CECL model is expected to result in more timely recognition of credit losses. The update also requires new disclosures for financial assets measured at amortized cost, loans and available-for-sale debt securities. This update is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, with earlier adoption permitted. The Company is currently evaluating the impact this guidance, including the method of implementation, will have on its consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. This update provides clarification regarding how certain cash receipts and cash payments are presented and classified in the consolidated statements of cash flows to reduce diversity in practice. This update is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with earlier adoption permitted. The Company does not believe this guidance will have a material impact on its consolidated financial statements.